Lease Transactions (Profit or Loss of Lease Transactions as a Lessee) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Finance lease cost:
Amortization of right-of-use assets	¥ 4,971	¥ 5,455
Interest on lease liabilities	240	460
Operating lease cost	¥ 91,276	¥ 99,939